As filed with the Securities and Exchange Commission on September 2, 2020
Registration No. 333-71072
811-04113

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 37
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 345

John Hancock Life Insurance Company (U.S.A.) Separate Account H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
(Exact name of Registrant)
John Hancock Life Insurance Company (U.S.A.)
(formerly, The Manufacturers Life Insurance Company (U.S.A.))
(Name of Depositor)

(617) 663-3000
(Depositor’s Telephone Number Including Area Code)

Copy to:
38500 Woodward Avenue Bloomfield Hills, Michigan 48304	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 200 Berkeley Street Boston, MA 02116
(Address of Depositor’s Principal Executive Offices)	(Name and Address of Agent for Service)
Title of Securities Being Registered: Variable Annuity Insurance Contracts
It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ______, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] On _____ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

INFORMATION REQUIRED IN A PROSPECTUS

(Incorporated by reference to this Registration Statement, File No. 333-71072 filed on April 24, 2020)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

Supplement dated September 2, 2020 to PROSPECTUSES dated April 27, 2020

Offer for Contract Owners of Income Plus for Life Series Riders

This Supplement applies to VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE® 4 VARIABLE ANNUITY, VENTURE® 4 SERIES VARIABLE ANNUITY and VENTURE® 7 SERIES VARIABLE ANNUITY Contracts and all versions therein (each a “Contract” and together the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock”, the “Company” or “we”). It supplements the prospectus dated April 27, 2020 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like a copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-528-0198 to request a free copy or log in to your online account to view the Annuity Prospectus. If you do not have an online account, you can create one at www.jhannuities.com.

 PURPOSE OF THIS SUPPLEMENT

This Supplement announces a limited time offer (the “Offer”) available on or after November 13, 2020, for 90 days from the date of your Offer Letter,1 and only to Contract Owners who elected one of the following Income Plus For Life Series Riders (an “IPFL Rider” or “IPFL Series Riders”2):

●	Income Plus For Life 12.08

●	Income Plus For Life – Joint Life 12.08

●	Income Plus For Life 5.09

●	Income Plus For Life - Joint Life 5.09

●	Income Plus For Life 1.11

●	Income Plus For Life – Joint Life 1.11

●	Income Plus For Life 6.11

●	Income Plus For Life – Joint Life 6.11

●	Income Plus For (Annual Step-Up Review)

●	Income Plus For Life – Joint Life (Annual Step-Up Review)

●	Income Plus For Life (Quarterly Step-Up Review)

●	Income Plus For Life – Joint Life (Quarterly Step-Up Review)

The Offer provides you with an opportunity to terminate your IPFL Rider and its charge, which your Contract does not currently permit you to do. This Supplement contains important information that you should carefully read and consider before accepting the Offer. Accepting the Offer requires you to give up guaranteed benefits, including certain guaranteed death benefits, all or any of which may continue to be valuable to you.

An ”Offer Letter” and offer acceptance form are included with this Supplement. The Offer Letter indicates the deadline by which you can accept the Offer. You are not required to accept the Offer, and if you do not accept the Offer, your Contract and the guaranteed benefits will continue unchanged.

1 Subject to state approval.

2 The IPFL Series Riders are described in more detail in Schedule A to this Supplement and in your Annuity Prospectus.

 WHO IS ELIGIBLE FOR THE OFFER?

The Offer applies to any Eligible Contract Owner. You are an “Eligible Contract Owner” if your Contract meets ALL of the following qualifications as of the date you accept the Offer:

●	your Contract has an IPFL Rider;

●	your Contract does not have the Guaranteed Earnings Multiplier Death Benefit Rider;

●	your Contract has not been annuitized;

●	your IPFL Rider has not entered the settlement phase;

●	your Contract has no death benefit claim pending;

●	your Contract Value is greater than $0; and

●	your state has approved the form of the endorsement incorporating the terms of the Offer.

Any Contract Owner who surrendered their Contract on or before the date of this Offer is not eligible.

In this Supplement, we also refer to Eligible Contract Owners (and Co-Owners, if applicable) as “you” or “your.”

 WHAT IS THE OFFER?

Subject to certain terms and conditions, we are offering Eligible Contract Owners the opportunity to voluntarily terminate their IPFL Rider and keep their Contract in force. Prior to this Offer, Contract Owners were not permitted to terminate the IPFL Rider and keep their Contract in force.

Eligible Contract Owners who accept the Offer may receive a payment of an “Enhancement Amount” added to their Contract Value. We describe the Enhancement Amount below.

Accepting the Offer will result in the termination of the IPFL Rider.

Accepting the Offer will also result in the termination of any Guaranteed Death Benefit(s) under your Contract, which includes one or more of the following death benefits (the “Guaranteed Death Benefits”):

●	Standard Death Benefit, which is included under the Contract for no additional charge;

●	Annual Step-Up Death Benefit (“ASDB”), which may have been included under the Contract for no additional charge or was elected at issue for an additional charge depending on the Contract Date.

Upon accepting the Offer, the charges for the IPFL Rider and ASDB will no longer be deducted from your Contract Value. All Eligible Contract Owners, whether they are eligible for an Enhancement Amount payment or not, may accept the Offer and terminate their IPFL Rider and ASDB and discontinue their charges. All other applicable charges will remain unchanged.

Upon accepting the Offer, any applicable Guaranteed Death Benefit charge will also terminate. The new Guaranteed Death Benefit under your Contract will be your Contract Value, less any debt, on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. The Standard Death Benefit, which varies depending on when you purchased your Contract,1 and the ASDB will not be available. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit. These IPFL Rider and Guaranteed Death Benefits are summarized in the attached Schedule A.

Upon acceptance of this Offer, in addition to all Rider charges being terminated, your Contract will no longer be subject to:

●	restrictions on Additional Purchase Payments under your Contract[2];

●	restrictions on available Investment Options[3]; and

●	surrender or withdrawal charges, including on any Enhancement Amount and Additional Purchase Payments except for Venture Vantage Contracts[4].

[1]

For the Pre-2006 Venture Contracts, the Standard Death Benefit is the greatest of the total Purchase Payments less withdrawals, the greatest Anniversary Value prior to age 81, and Contract Value. For the Post-2006 Venture, Venture III, Venture Vision, Venture Vantage, Venture 4, Venture 4 Series and Venture 7 Series Contracts, the Standard Death Benefit is the greater of the total Purchase Payments less withdrawals and Contract Value.

[2]

Whether you accept the Offer or not, your Contract requires prior approval of Additional Purchase Payments if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

[3]

Whether you accept the Offer or not, the Money Market Investment Option and the Investment Options managed by BlackRock Variable Series Funds, Inc., and PIMCO Variable Insurance Trust will continue to be closed to new investments by all Contract Owners.

[4]	Venture Vantage remains subject to surrender and withdrawal charges, including Additional Purchase Payments, but excluding on any Enhancement Value.

Upon acceptance of this Offer, your Contract will still be subject to continuing Contract charges and fees as set forth in your Annuity Prospectus. Upon acceptance of the Offer, IPFL Riders with the Portfolio Stabilization Process™ (“PSP”) will no longer include this feature (see Schedule A for more details on PSP).

If you accept this Offer, we will send you an endorsement to your Contract to keep with your Contract records. You will also receive a confirmation statement that reflects the Contract Value any applicable Enhancement Amount. The Offer may vary for certain Contracts and in certain states and may not be available for all Contracts, in all states, at all times.

We reserve the right to modify, suspend, or withdraw the Offer, in whole or in part, including the Enhancement Amount, at any time prior to receiving your acceptance in Good Order. We will provide a notice of such a withdrawal or change via a Prospectus Supplement filed with the SEC and mailed to you and posted on our website at www.jhannuities.com/GMWB. The Company may also shorten or extend the Offer Period in its sole discretion prior to receiving your acceptance in Good Order. If we receive your acceptance of the Offer in Good Order prior to notice of such a withdrawal or change, we will honor your acceptance as submitted. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein. We reserve the right to reject any request to accept the Offer if it is not received in Good Order or you have not met the terms and conditions of the Offer.

Good Order is defined in the Annuity Prospectus as the standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

 HOW IS THE ENHANCEMENT AMOUNT CALCULATED?

We will determine the Enhancement Amount, if any, that we will add to your Contract Value upon your acceptance of the Offer. The determination of the Enhancement Amount takes into account items such as:

●	the Contract reserves we are holding for the IPFL Rider and any applicable Guaranteed Death Benefit(s);

●	the Owner/Annuitant’s life expectancy (based on sex and age, except where prohibited by law);

●	the current and projected Contract Value;

●	the current and projected IPFL Rider benefit and applicable death benefit; and

●	the current and projected IPFL Rider fee and applicable death benefit fee.

If the Enhancement Amount we calculate is greater than $0, we will credit you the greater of:

●	your full Enhancement Amount; or

●	$100.

It is important to note that the Enhancement Amount we calculate for your Contract could be $0 or even negative. If the Enhancement Amount we calculate is $0 or negative, your Enhancement Amount will be $0.

We will allocate the Enhancement Amount among your Investment Options in accordance with your allocation instructions on file with us.

Your Enhancement Amount is specified in the Offer Letter. While we expect the Enhancement Amount indicated in the Offer Letter to stay the same throughout the Offer Period, under extreme market conditions we may withdraw the Offer, or change the Enhancement Amount, at any time prior to acceptance in Good Order, by providing a notice of such a withdrawal or change via a Prospectus Supplement filed with the SEC and mailed to you and posted on our website at www.jhannuities.com/GMWB. If we receive your acceptance of the Offer in Good Order prior to notice of such a withdrawal or change, we will honor your acceptance as submitted.

 WHY IS JOHN HANCOCK MAKING THIS OFFER?

We believe that this Offer may be mutually beneficial to us and Eligible Contract Owners who no longer need or want the guarantees provided by the IPFL Rider or any applicable Guaranteed Death Benefit.

John Hancock would receive a financial benefit because making the Offer and payment of any Enhancement Amounts may be less costly to us than continuing to guarantee the benefits, given past and ongoing economic conditions. Given the market uncertainties regarding these types of products, we are required to hold conservative levels of capital, and being released from these guarantees will allow us to reallocate this capital.

If you accept this Offer, you will benefit from: (i) a potential increase in your Contract Value; (ii) your Investment Options1 and Purchase Payments no longer being restricted2 ; (iii) the ability to surrender your Contract or take partial withdrawals, now or in the future, without having to pay any withdrawal charges including on any Enhancement Amounts or Additional Purchase Payments, except Venture Vantage3; and (iv) your applicable Rider charges stopping.

[1]

Whether you accept the Offer or not, the Money Market Investment Option and the Investment Options managed by BlackRock Variable Series Funds, Inc., and PIMCO Variable Insurance Trust will continue to be closed to new investments by all Contract Owners.

[2]

Your Contract requires prior approval of Additional Purchase Payments if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

[3]	Venture Vantage is still subject to surrender and withdrawal charges, including on any Additional Purchase Payments but not on any Enhancement Amount upon acceptance of this Offer.

You should carefully read this Supplement before making your decision regarding this Offer. This Offer asks you to give up the IPFL Rider and your Guaranteed Death Benefit(s), which may still be valuable to you, and you may or may not receive an Enhancement Amount payment to your Contract. Please consult with your own financial, tax and/or legal professional to understand the consequences of accepting this Offer. You should accept the Offer only when you determine, based on all the facts and circumstances, that it is better for you to accept the Offer rather than continue to keep the IPFL Rider along with the Guaranteed Death Benefit(s).

We cannot and are not recommending whether you should accept the Offer.

 AM I REQUIRED TO ACCEPT THIS OFFER?

No, this Offer is voluntary. You are not required to accept this Offer or take any action under your Contract. If you do nothing, we will consider you to have rejected the Offer. Your Contract, IPFL Rider and any Guaranteed Death Benefit(s) you have will continue under the same terms.

 HOW DO I ACCEPT THE OFFER?

The Offer, along with the Enhancement Amount stated in your Offer Letter, is available for the duration of the Offer Period unless we withdraw the Offer or change the Enhancement Amount prior to your acceptance by providing a notice of such a withdrawal or change on our website at www.jhannuities.com/GMWB. If you would like to accept this Offer, you may do so in a number of ways:

●

Online - by logging into your account at www.jhannuities.com or if you do not have an online account, you may go to our website at www.jhannuities.com/GMWB to fill out, sign and submit your acceptance form online.

●	Telephone - call us at 1-844-235-0157 to submit your acceptance via telephone using voice authorization.

●	Fax – send your properly completed and signed acceptance form via fax to 617-663-3160.

●	Mail – send your properly completed and signed acceptance form via mail to our Administrative Office at the following address: PO Box 55444, Boston, MA 02205-5444.

We will allocate the Enhancement Amount among your Investment Options in accordance with your allocation instructions on file with us.

This Offer is available for a limited time (the “Offer Period”). You should refer to your Offer Letter for the specific Offer Period in your state. You can only accept this Offer in its entirety. If we do not receive your acceptance in Good Order before the Offer Period expires, we will consider you to have rejected the Offer. If you accept this Offer, your IPFL Rider and any Guaranteed Death Benefit(s) you have under the Contract will terminate and have no further value, force or effect.

Once you have accepted the Offer, your acceptance cannot be rescinded. We will not reinstate your IPFL Rider and/or applicable Guaranteed Death Benefit(s) at a later date.

The Company may modify, suspend, or withdraw the Offer, in whole or in part, including the Enhancement Amount, at any time prior to receiving your acceptance in Good Order by providing a notice of such a withdrawal or change via a Prospectus Supplement filed with the SEC and mailed to you and posted on our website at www.jhannuities.com/GMWB. If we receive your acceptance of the Offer in Good Order prior to notice of such a withdrawal or change, we will honor your acceptance as submitted. The Company may also shorten or extend the Offer Period in its sole discretion. In the future, we may make new, additional, or modified offers with different terms that may be more or less favorable than the terms described herein. We reserve the right to reject any request to accept the Offer if it is not received in Good Order or if you have not met the terms and conditions of the Offer.

  WHAT FACTORS SHOULD I CONSIDER BEFORE ACCEPTING THIS OFFER?

Prior to accepting the Offer, you should understand that you are giving up your IPFL Rider and any Guaranteed Death Benefit(s) you have under the Contract.

Please see Schedule A for more information on the IPFL Series Riders and the Guaranteed Death Benefit(s). You may wish to discuss this Offer with your financial representative, any other advisers, any co-Owners and your named beneficiaries to determine if this Offer is appropriate for your particular circumstances and needs. The Company is not making a recommendation for you to accept or decline the Offer. This Offer may not be appropriate for all Contract Owners and may not be in your best interest based on your personal circumstances.

Once you have accepted the Offer, your acceptance cannot be rescinded. We will not reinstate your IPFL Rider and/or applicable Guaranteed Death Benefit(s) at a later date.

  Some additional factors you may wish to consider:

●

Whether your personal situation has changed since the time you made your original decision to purchase the IPFL Rider (and any Guaranteed Death Benefit, if applicable), and, if so, whether the IPFL Rider and the Guaranteed Death Benefit(s) under the Contract continue to be important to you. You should know that the guaranteed benefits you are required to give up if you accept the Offer may not be available with the same features and at the same charge, if applicable, in a replacement contract, and we no longer offer them for sale.

●	Whether you believe you are likely to live long enough to enjoy the withdrawal benefit provided by the IPFL Rider(s) given your current state of health.

●	Whether you believe the IPFL Rider and, if applicable, any additional Guaranteed Death Benefit(s) you have under the Contract are more valuable than this Offer.

●

In light of recent market volatility, and the ongoing economic impact related to the recent world health crisis, we recommend that you consult with your financial representative to determine whether this Offer may be right for you, or whether retaining the guarantees under your IPFL Rider may still be your best option.

●	Whether accepting this Offer will have a negative tax impact. You should consult with your tax professional to consider whether accepting this Offer will have any adverse tax consequences.

●	Whether it is important for you to leave your beneficiaries a guaranteed minimum death benefit from your Contract.

●	Whether your Contract Value after accepting this Offer would be more or less than your current Guaranteed Death Benefit(s).

●

While we will not pay your financial professional compensation that is contingent upon you accepting the Offer, your financial professional’s compensation could still increase if you accept this Offer. This is because your financial professional may be compensated based on the assets attributable to your Contract, and your Contract Value will immediately increase by any Enhancement Amount. This means your financial professional’s compensation might increase based on your higher Contract Value.

●	If your IPFL Rider includes the Portfolio Stabilization Process™ (“PSP”), accepting the Offer will cancel this feature (see Schedule A for more details on PSP).

This Offer may be beneficial for some but not for others. See sample profiles below, which are not recommendations. We cannot give you any investment advice, and we cannot recommend whether you should accept this Offer.

Sample profile of someone who might choose to accept the Offer:

Jan and Paul are in their 70s and enjoying retirement. They are fortunate enough to have a pension which provides a stable payment stream. The Contract’s Account Value has performed quite well, and they have determined that they should be financially secure for the remainder of their lifetimes. They don’t believe they will be utilizing the income provided by the IPFL Rider, and they are not concerned about leaving a Guaranteed Death Benefit for their beneficiaries. As such, they wish to accept the Offer in order to terminate the Rider fees that are deducted each year from their Contract Value. They are also interested in adding more money into their variable annuity since that restriction is also lifted upon accepting the Offer.

Sample profile of someone who might choose not to accept the Offer:

At 61, Beverly has recently retired, but still has a mortgage payment and some other recurring expenses. Beverly enjoys the peace of mind the IPFL Rider provides, particularly in a down market cycle, since she doesn’t have a significant 401K balance. She is not interested in adding additional money to her Contract or obtaining a wider fund selection. She will choose to not accept the Offer, as she understands that keeping her IPFL Rider may provide sustainable income later in life and paying the Rider fees is still worth the protection.

  DOES ACCEPTING THIS OFFER IMPACT MY AUTOMATIC PAYMENT PLANS?

If you are enrolled in the Income Plan or Income Made Easy program, your enrollment will terminate if you accept this Offer. Systematic withdrawals and payments under the automatic required minimum distribution service will not be affected if you accept this Offer. If you wish to re-enroll in the Income Plan or Income Made Easy program, contact our Annuities Service Center at 1-800-528-0198.

If you are currently enrolled in the Dollar Cost Averaging or Asset Rebalancing Programs, accepting this Offer will not affect those Programs.

  WHAT ARE THE TAX CONSIDERATIONS?

For tax purposes, we treat the Enhancement Amount added to the Contract Value as additional earnings credited to the Contract and not as a contribution. As with other Contract earnings, federal income tax on any Enhancement Amount will be deferred until it is distributed from the Contract or you assign or pledge an interest in your Contract. Please consult the Prospectus for a general discussion of the tax consequences when Contract earnings are received or deemed received on surrenders, withdrawals, assignments, transfers, death benefits or annuity payments.

However, a nonqualified Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify for tax deferral. Any earnings, including the Enhancement Amount, would constitute ordinary taxable income to such an Owner in the year credited to the Contract. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity that holds the Contract as an agent for a natural person. This exception does not include any employer who is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

If your Contract is an IRA or other qualified Contract and you are taking required minimum distributions (“RMD”), accepting the Offer will alter the method of calculating the Contract’s RMD for future years. In general, an RMD is calculated using the Contract’s prior year end account value and actuarial present value of other benefits (such as the IPFL Rider and any Guaranteed Death Benefits) provided under the Contract. Where a Contract provides no such other benefits, the base for calculating its RMD is the account value as of the prior year end.

If you have Pre-Authorized Withdrawals under the Life Expectancy Distribution Program where you receive withdrawals as part of a series of substantially equal periodic payments (“SEPP”) intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv), please see Schedule B for more information on the potential tax consequences. Reminder: Under the federal CARES Act, the obligation to take any required minimum distribution is waived for 2020.

This information is not intended to serve as, and does not constitute, tax advice or a complete list of all the things that you may want or need to consider in deciding whether to accept the Offer. Please consult with your own financial, tax and/or legal professional to understand the consequences of accepting the Offer.

You should retain this Supplement for future reference.

Supplement dated September 2, 2020

09/20: VAPS63	333-70728 Venture

333-71072 Venture Vantage

333-70850 Venture III

333-71074 Venture Vision

333-172473 Venture 4 Series

333-172476 Venture 7 Series

333-162245 Venture 4

SCHEDULE A – INCOME PLUS FOR LIFE SERIES RIDERS AND GUARANTEED DEATH BENEFITS

IPFL SERIES RIDERS	AVAILABLE WITH THE FOLLOWING VARIABLE ANNUITY CONTRACTS

Income Plus For Life (Annual Step-Up Review)

Income Plus For Life - Joint Life (Annual Step-Up Review)

Income Plus For Life (Quarterly Step-Up Review)

Income Plus For Life - Joint Life (Quarterly Step-Up Review)

Income Plus For Life 12.08

Income Plus For Life - Joint Life 12.08

Income Plus For Life 5.09

Income Plus For Life - Joint Life 5.09

Income Plus For Life 1.11

Income Plus For Life - Joint Life 1.11

Income Plus For Life 6.11

Income Plus For Life - Joint Life 6.11

Venture Venture III Venture 4 Venture Vantage Venture Vision Venture 4 Series Venture 7 Series

The Income Plus For Life® Series optional benefit Riders may provide guaranteed minimum withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. The percentage we guarantee is based on your Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance” or “GWB”) which is initially the same amount as your Purchase Payment and will further increase with additional Purchase Payments, Step-Ups and Annual Credits.

We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. We reduce guaranteed minimum amounts for future withdrawals if you take certain withdrawals or “Excess Withdrawals” – that is, withdrawals that exceed certain limits under the Rider.

The IPFL Series Riders provide Step-Ups. The Step-Up feature automatically increases the GWB to equal the Contract Value if it exceeds the current GWB. This feature is available on Contract Anniversaries every year up to age 95. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

Annual Credits. (We may refer to the Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period if you did not take any withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

The IPFL Series Riders also provide our guarantee that a Lifetime Income Amount (“LIA”) will be available for withdrawal each Contract Year which begins on a Lifetime Income Date (and continues during the Settlement Phase, if applicable) subject to certain restrictions as outlined in your Annuity Prospectus. The LIA defines an amount the Covered Person can withdraw per year for life, regardless of the remaining Contract Value or GWB. The LIA is calculated on the Contract anniversary after the Covered Person achieves a specified age.

The following table highlights features of the IPFL Series Riders, which will be terminated if you accept the Offer. It also highlights the features of the various Guaranteed Death Benefits available under the Contract. Your Guaranteed Death Benefit(s) will also be terminated if you accept the Offer. The table also highlights certain other features of your Contract in relation to accepting the Offer. Where there are differences among the Contracts, we note them. Please refer to your Annuity Prospectus and your Contract for more information.

	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
Annual Contract Fee	Venture: $30 Venture Vision: $30 Venture Vantage: $40 Venture III: $30 Venture 4: $30 Venture 4 Series: $50 Venture 7 Series: $50	Same - Your Annual Contract Fee will not change. It will remain the same before and after you accept the Offer.
Maximum withdrawal charge	0% to 8%	0% for all except Venture Vantage. Venture Vantage will remain with the same withdrawal charge schedule of 0% to 8%.
Number of Investment Options

Venture: 10

Venture Vision: 10

Venture Vantage: 10

Venture III: 10

Venture 4: 10

Venture 4 Series: 6

Venture 7 Series: 6

The Money Market Investment Option and the Investment Options managed by BlackRock Variable Series Funds, Inc., and PIMCO Variable Insurance Trust will continue to be closed to new investments for all Contracts.

Venture: 51

Venture Vision: 51

Venture Vantage: 51

Venture III: 51

Venture 4: 11

Venture 4 Series: 11

Venture 7 Series: 11

The Money Market Investment Option and the Investment Options managed by BlackRock Variable Series Funds, Inc., and PIMCO Variable Insurance Trust will continue to be closed to new investments for all Contracts, including Contracts that accept the Offer.

Asset-Based Charges (includes: Administration, Distribution, and Mortality and Expense Risks Fees)

Venture: 1.0% for Contracts issued after May 2006 (1.2% for Contracts with ASDB) and 1.40% for Contracts issued prior to May 2006

Venture Vision: 1.65% for Contracts issued before February 12, 2007 and- 1.70% for Contracts issued after February 12, 2007

Venture Vantage: 1.55%

Venture III: 1.65%

Venture 4: 1.65%

Venture 4 Series: 1.70%

Venture 7 Series: 1.15%

Same - Your Asset Based Charges will not change. They will remain the same before and after you accept the Offer.

	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
Standard Death Benefit

For the Pre-2006 Venture Contracts:

The guaranteed death benefit is the greatest of:

1. Total Purchase Payments less withdrawals;

2. Greatest Anniversary Value prior to age 81; and

3. Contract Value.

For the Post-2006 Venture, Venture III, Venture Vision, Venture Vantage, Venture 4, Venture 4 Series and Venture 7 Series Contracts:

The guaranteed death benefit is the greater of:

1. Total Purchase Payments less withdrawals; and

2. Contract Value.

Return of Contract Value, less any debt.
IPFL Series Rider Charges

Income Plus For Life (Annual Step-Up Review): 0.60%

Income Plus For Life - Joint Life (Annual Step-Up Review): 0.60%

Income Plus For Life (Quarterly Step-Up Review): 0.75%

Income Plus For Life - Joint Life (Quarterly Step-Up Review): 0.75%

Income Plus For Life 12.08: 0.85%

Income Plus For Life - Joint Life 12.08: 0.85%

Income Plus For Life 5.09: 0.90%

Income Plus For Life - Joint Life 5.09: 0.90%

Income Plus For Life 1.11: 1.0%

Income Plus For Life - Joint Life 1.11: 1.0%

Income Plus For Life 6.11: 1.0%

Income Plus For Life - Joint Life 6.11: 1.0%

The applicable IPFL Series Rider charge would no longer apply and therefore would no longer be charged.
Optional Guaranteed Death Benefit (“GMDB”) Charges	Annual Step-Up Death Benefit: 0.05%, 0.20% or 0.30% depending on product and Contract effective date. You may or may not have GMDB charges prior to accepting the Offer.	Any Guaranteed Death Benefit charge(s) would no longer apply.

	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
OPTIONAL ENHANCED DEATH BENEFITS
ASDB

The death benefit, which is payable upon the death of any Contract Owner prior to the Maturity Date, is the greatest of:

1.Total Purchase Payments less withdrawals;

2.Current Contract Value; and

3.Highest Contract Value on any Contract Anniversary prior to oldest Owner attaining the age limit below:

Venture: Age 81 for Contracts issued prior to June 2010 or Age 76 for Contracts issued after June 2010 (dates may vary by state)

Venture Vision: Age 81

Venture Vantage: Age 81

Venture III: Age 81

Venture 4: Age 81 or 76, depending on issue state

Venture 4 Series: Age 76

Venture 7 Series: Age 76

ASDB would be terminated, if applicable, and no longer available under your Contract.
IPFL SERIES RIDER DESCRIPTIONS
Income Plus For Life (Annual Step-Up Review) and Income Plus For Life - Joint Life (Annual Step-Up Review)

Benefit Base: originally equal to the initial Purchase Payment. Your Benefit Base increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 59 1⁄2 of youngest covered life for both single and Joint Life.

LIA Rate: 5% of the Benefit Base; 4.75% of the Benefit Base for Joint Life.

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 6% - issued prior or equal to 1/16/08.

   7% issued after 1/16/08.

Step-Ups: Locks in the highest Contract Anniversary value. If the Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the Anniversary Value. Occurs each year until youngest covered life reaches age 95.

Target Amount: If no withdrawals are made, the Benefit Base will step up to 200% of first year’s Purchase Payments and 100% of Additional Purchase Payments if the Target Amount is greater than current Benefit Base. This will occur on the Target Date, which is the later of 10 years or youngest covered life attaining 69.

None

IPFL SERIES RIDER DESCRIPTIONS	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
Income Plus For Life (Quarterly Step-Up Review) and Income Plus For Life - Joint Life (Quarterly Step-Up Review)

Benefit Base: originally equal to the initial Purchase Payment. Increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 58 1⁄2 for the youngest covered life for both single and Joint Life.

LIA Rate: 5% of the Benefit Base; 4.75% of the Benefit Base for Joint Life.

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 7%.

Step-Ups: Locks in the highest quarterly Anniversary Value on the Contract Anniversary. If the quarterly Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the highest quarterly Anniversary Value on the Contract Anniversary. Occurs each year until youngest covered life reaches age 95.

Target Amount: The Benefit Base will step up to the greatest of:

●   200% of first year’s Purchase Payments and 100% of Additional Purchase Payments;

●   200% of the highest quarterly value prior to age 59; or

●   Current Benefit Base.

This will occur on the Target Date, which is the later of 10 years or youngest covered life attaining 69. If withdrawals are taken prior, they will reduce Benefit Base pro-rata.

None
Income Plus For Life 12.08 and Income Plus For Life - Joint Life 12.08

Benefit Base: originally equal to the initial Purchase Payment. Increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 58 1⁄2 for the youngest covered life for both single and Joint Life.

LIA Rate: 5% of the Benefit Base and 4.75% for Joint Life~~.~~

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 7%.

Step-Ups: Locks in the highest Contract Anniversary Value. If the Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the Anniversary Value. Occurs each year until youngest covered life reaches age 95.

Target Amount: If no withdrawals are made, the Benefit Base will step up to 170% of first year’s Purchase Payments and 100% of Additional Purchase Payments if the Target Amount is greater than current Benefit Base. This will occur on the Target Date, which is the 10th Contract Anniversary.

None

IPFL SERIES RIDER DESCRIPTIONS	YOUR CONTRACT PRIOR TO ACCEPTING THE OFFER	YOUR CONTRACT AFTER ACCEPTING THE OFFER
Income Plus For Life 5.09 and Income Plus For Life - Joint Life 5.09

Benefit Base: originally equal to the initial Purchase Payment. Increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 58 1⁄2 for the youngest covered life for both single and Joint Life.

LIA Rate: 4% of the Benefit Base, 5% at age 65; 3.75% of the Benefit Base, 4.75% at age 65 for Joint Life.

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 5%.

Step-Ups: Locks in the highest Contract Anniversary Value. If the Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the Anniversary Value. Occurs each year until the youngest covered life reaches age 95.

None
Income Plus For Life 1.11 and Income Plus For Life - Joint Life 1.11

Benefit Base: originally equal to the initial Purchase Payment. Increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 58 1⁄2 for the youngest covered life for both single and Joint Life.

LIA Rate: 4% of the Benefit Base, 5% at age 65; 3.75% of the Benefit Base, 4.75% at age 65 for Joint Life.

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 5%.

Step-Ups: Locks in the highest Contract Anniversary Value. If the Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the Anniversary Value. Occurs each year until the youngest covered life reaches age 95.

None
Income Plus For Life 6.11 and Income Plus For Life – Joint Life 6.11

Benefit Base: originally equal to the initial Purchase Payment. Increases with Additional Purchase Payments, Step-Ups and Bonuses. Decreases depending on the nature of the withdrawal.

LIA Age: 58 1⁄2 for the youngest covered life for both single and Joint Life.

LIA Rate: 4% of the Benefit Base, 5% at age 65; 3.75% of the Benefit Base, 4.75% at age 65 for Joint Life.

Bonus: A Bonus is applied to the Benefit Base each year there are no withdrawals and the Bonus amount is greater than the Step-Up amount. Bonus period is 10 years and resets at each Step-Up.

Bonus Rate: 5%. 6% at age 65.

Step-Ups: Locks in the highest Contract Anniversary Value. If the Anniversary Value is higher than the Benefit Base, the Benefit Base will step up to match the Anniversary Value. Occurs each year until the youngest covered life reaches age 95.

None

SCHEDULE B – ADDITIONAL TAX INFORMATION

Important information if you have Pre-Authorized Withdrawals under the Life Expectancy Distribution Program where you receive withdrawals as part of a series of substantially equal periodic payments intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv).

Under federal tax law, an additional 10% penalty tax applies to early distributions of income from either a qualified or nonqualified annuity contract. With respect to both qualified and nonqualified annuity contracts, an exception from the 10% penalty tax applies to distributions which are part of a series of substantially equal periodic payments (“SEPP”) made, not less frequently than annually, for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and a designated beneficiary. This exception from the penalty tax can be lost if there is a modification in the SEPPs, other than by reason of death or disability, before the later of the taxpayer’s reaching age 59 1⁄2 or the close of the 5-year period that began on the date of the first payment. In other words, the SEPPs must continue for the longer of 5 years or until the taxpayer reaches age 59 1⁄2.

When a modification to the SEPPs occurs before the prescribed time, the penalty tax will apply to all the income previously distributed through the series of payments. The penalty tax for the prior payments, plus interest, becomes due for the year in which the modification occurs. For example, assume a taxpayer had taken 4 years of SEPPs in an annual taxable amount of $10,000. A modification would cause the taxpayer to owe the total ($10,000 X 10% X 4) $4,000 penalty tax, plus interest, in the year the modification occurred.

IRS Revenue Ruling 2002-62 provides the guidelines for the methods of calculating SEPPs for qualified annuity contracts. In Notice 2004-15, the IRS announced that the terms of Rev. Rul. 2002-62 would extend to nonqualified annuity contracts as well. Rev. Rul. 2002-62 includes specific guidance on what constitutes a modification of SEPPs, and parts of the definition focus on a change to the taxpayer’s account balance as opposed to a change in actual payments distributed. Rev. Rul. 2002-62 provides that a SEPP modification occurs when there is an addition to the account balance after the valuation date used to determine the SEPPs, with only a narrow exception for those additions attributable to gains and losses. The exception was designed to protect taxpayers from losing favorable tax treatment simply because the normal earnings and losses on the underlying investments affected the account balance. Other additions to the account value constitute a modification to the SEPP with a resultant loss of the exception from the 10% penalty tax.

If a Contract owner accepts the Offer, their IPFL Rider will terminate and the terms of the Contract will thereby change. In exchange, we may credit an Enhancement Amount to the Contract Value. Although the Enhancement Amount is not taxable until withdrawn or otherwise deemed distributed from the Contract, it constitutes an addition to the Contract that does not meet the narrow exception in the Revenue Ruling. It is our belief that accepting the Offer with the Enhancement Amount would, therefore, cause a modification under the SEPP rules and trigger retroactive application of the 10% penalty tax for taxpayers who have not received their SEPPs for at least 5 years and have not yet reached age 59 1⁄2. However, provided that the SEPPs on a Contract have continued for at least 5 years and the taxpayer is currently over 59 1⁄2, then this SEPP modification would not subject the taxpayer to the 10% penalty tax for prior distributions.

You should discuss with your own tax professional the effect accepting the Offer would have on your tax liabilities. Please note that when a modification in SEPPs occurs before the expiration of the 5-year period and the taxpayer’s reaching age 59 1⁄2, the payor must report the current year’s payment as a premature distribution on Form 1099-R. The required change in reporting, from prior year distributions, is to alert the IRS to the fact that a SEPP modification has taken place.

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

(Incorporated by reference to this Registration Statement, File No. 333-71072 filed on April 24, 2020)

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H- incorporated by reference to Exhibit (24)(a)(1) to Post-Effective Amendment No. 36 to this Registration Statement, File No. 333-71072, filed on April 24, 2020.
(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.) – incorporated by reference to Exhibit (24)(a)(2) to Post-Effective Amendment No. 36 to this Registration Statement, File No. 333-71072, filed on April 24, 2020.
(b)	Exhibits
(1)	(i)	Resolution of the Board of Directors of North American Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H—Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-71072, filed January 2, 2002 (the “Pre-Effective Amendment”)
(2)	Agreements for custody of securities and similar investments—Not Applicable.
(3)	(i)	Underwriting Agreement dated August 10, 1995—Incorporated by reference to Exhibit (b)(3)(i) to Form N-4, file number 033-76162, filed February 25, 1998.
(ii)	Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b)(3)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.
(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24(b)(3)(iii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.
(4)	(i)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(4)(i) to registration statement on Form N-4 (File No. 333-24657), filed April 7, 1997.
(ii)	Form of Specimen Endorsement to Contract: Fixed Account Endorsement—Incorporated by reference to Exhibit (b) (4) (ii) to registration statement on Form N-4 (File No. 333-24657) filed February 26, 1998.
(iii)	Form of Death Benefit Endorsement—Incorporated by reference to Exhibit (b)(4)(ii)(A)(2) to Form N-4, file number 033-76162, filed February 25, 1998.
(iv)	Form of Roth Individual Retirement Annuity Endorsement—Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 033-76162, filed March 1, 1999.
(v)	Form of Guaranteed Income Rider Endorsement—Incorporated by reference to Exhibit (b)(4)(v) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.
(vi)	Form of Enhanced Death Benefit Rider Endorsement—Incorporated by reference to Exhibit (b)(4)(vi) to post-effective amendment no. 7 registration statement on Form N-4, file number 333-24657, filed February 28, 2001.
(vii)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(B) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(viii)	Form of Specimen Income Plus for Life—Joint Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(C) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(ix)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Exhibit 24. (b)4(i)(D) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(x)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Exhibit 24. (b)4(i)(E) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.

(xi)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Exhibit 24. (b)4(i)(G) to Post-Effective Amendment No. 24 to the Registration Statement, File No. 333-70728, filed on April 28, 2008.
(xii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit 24.(b)(4)(iv) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(xiii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit 24.(b)(4)(v) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(xiv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit 24.(b)(4)(vi) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(xv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit 24.(b)(4)(vii) to Post-Effective Amendment No. 27 to Registration Statement, File No. 333-70728, filed on June 13, 2008.
(5)	(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b)(5)(i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.
(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98)—Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.
(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture Vantage (APPVTG0507), incorporated by reference to Exhibit 24(b)(5)(iii) to Post-Effective Amendment No. 17 to this Registration Statement, File No. 333-71072, filed on June 13, 2008.
(6)	(i)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).
(ii)	Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984— Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.
(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b)(6)(iii) to Form N-4, file no. 333-70728, filed May 1, 2007.
(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).
(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b)(6)(v) to Form N-4. File No. 333-70728, filed May 1, 2007.
(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24(b)(6)(vi) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.
(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by reference to Exhibit 24(b)(6)(vii) to Post-Effective Amendment No. 35 to Registration Statement, File No. 333-70728, filed November 8, 2010.
(viii)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to Exhibit 24(b)(6)(viii) to Post-Effective Amendment No. 6 to Registration Statement File No. 333-162245, filed January 18, 2013.
(7)	(i)	Form of Variable Annuity Reinsurance Agreement Contract with Connecticut General Life Insurance Company, effective July 1, 1997—Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

(ii)	Form of Automatic Reinsurance Agreement with Swiss Re Life & Health America Inc., effective August 1, 1997—Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.
(iii)	Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24(b)(7)(f) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]
(iv)	Form of Coinsurance Agreement with Peoples Security Life Insurance Company, effective June 30, 1995— Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-06011 filed January 29, 1997.
(v)	Form of Automatic Reinsurance Agreement (Agreement 2000-14) with AXA Re Life Insurance Company, effective May 1, 2000.—Incorporated by reference to Exhibit (7) (v) to the Pre-Effective Amendment.
i	Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7) (v)(i) to post-effective amendment no. 1 to Form N-4, filed number 333-70728, filed April 29, 2002 (the “Post-Effective Amendment No. 1”).
ii	Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit (7)(v)(ii) to Post-Effective Amendment No. 1.
iii	Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company, Incorporated by reference to Exhibit (7)(v)(iii) to Post-Effective Amendment No. 1.
(vi)	Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit (7) (vi) to Post-Effective Amendment No. 1.
(vii)	Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to Exhibit (7) (vii) to Post-Effective Amendment No. 1.
(viii)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(i) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]
(ix)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24(b)(7)(c)(ii) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on April 3, 2019.]
(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:
(i)	(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 29, 2019.]
(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 29, 2019.]

(ii)	(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24(b)(8)(ii)(A) to Post-Effective Amendment No. 31 to Registration Statement, File No. 333-70728, filed on April 30, 2009.
(iii)	(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.
(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.
(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.
(D)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.
(E)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement, File No. 333-70728, filed on April 28, 2008.
(F)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24, File No. 333-70728, filed on April 28, 2008.
(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.
(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]
(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.
(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.
(13)	Schedules of computation,— Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 033-76162, filed March 1, 1996.
(14)	Financial Data Schedule—NOT APPLICABLE.
(15)	(i) Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen.—incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment 20 to this Registration Statement, File No. 333-71072, filed on May 3, 2010.
(ii)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 21 to this Registration Statement, File No. 333-71072, filed August 2, 2010.
(iii)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 23 to this Registration Statement, filed on May 2, 2011.
(iv)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(iv) to Post-Effective Amendment No. 25 to this Registration Statement, File No. 333-71072, filed on April 30, 2012.

(v)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(15)(v) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-71072, filed on April 26, 2013.
(vi)	Power of Attorney for Michael Doughty, incorporated by reference to Exhibit 24(b)(15)(vi) to Post-Effective Amendment No. 29 to this Registration Statement, File No. 333-71072, filed on April 28, 2014.
(vii)	Power of Attorney for Linda A. Davis Watters, incorporated by reference to Exhibit 24(b)(15) (vii) to Post-Effective Amendment No. 32 to this Registration Statement, File No. 333-71072, filed on April 28, 2017.
(viii)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(viii) to Post-Effective Amendment No. 33 to this Registration Statement, File No. 333-71072, filed on April 27, 2018.
(ix)	Power of Attorney for Brooks Tingle, incorporated by reference to Exhibit 24(b)(15)(ix) to Post-Effective Amendment No. 34 to this Registration Statement, File No. 333-71072, filed on April 26, 2019.
(x)	Power of Attorney for J. Stephanie Nam, incorporated by reference to Exhibit 24(b)(15)(x) to Post-Effective Amendment No. 48 to Registration Statement, File No. 333-70728, filed on July 26, 2019.
(xi)	Power of Attorney for Ken Ross, incorporated by reference to Exhibit 24(b)(15)(xi) to Post-Effective Amendment No. 48 to Registration Statement, File No. 333-70728, filed on July 26, 2019.
(xii)	Power of Attorney for Henry H. Wong, incorporated by reference to Exhibit 24(b)(15)(xii) to Post-Effective Amendment No. 48 to Registration Statement, File No. 333-70728, filed on July 26, 2019.
Item 25. Directors and Officers of the Depositor.
Officers and Directors of John Hancock Life Insurance Company (U.S.A.) Effective as of July 31, 2020
Name and Principal Business Address	Position with Depositor
Marianne Harrison 200 Berkeley Street Boston, MA 02116	Chair, President & Chief Executive Officer
Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director
James D. Gallagher 200 Berkeley Street Boston, MA 02116	Director, Executive Vice President
J. Stephanie Nam 1 West 72nd Street, Apt. 35 New York NY 10023	Director
Ken Ross 200 Berkeley St. Boston, MA 02116	Director
Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director
Brooks Tingle 200 Berkeley Street Boston, MA 02116	Director, Senior Vice President
John G. Vrysen 200 Berkeley Street Boston, MA 02116	Director
Linda A. Davis Watters 200 Berkeley Street Boston, MA 02116	Director
Henry H. Wong 200 Berkeley Street Boston, MA 02116	Director
Executive Vice Presidents
Andrew G. Arnott*
Christopher Paul Conkey**

Name and Principal Business Address	Position with Depositor
Scott S. Hartz**	Chief Investment Officer – U.S. Investments
Naveed Irshad**	Head of Legacy Business
Halina K. von dem Hagen***	Treasurer
Shamus Weiland*	Chief Information Officer
Senior Vice Presidents
Emanuel Alves*	General Counsel
John C.S. Anderson**
Michael Biagiotti*
Kevin J. Cloherty**
Peter DeFrancesco*	Head of Digital – Direct to Consumer
Barbara Goose*	Chief Marketing Officer
Linda Levyne*
Patrick McGuinness*
William McPadden**
Joelle Metzman**
Patrick M. Murphy*
Lee Ann Murray**
Sebastian Pariath*	Head of Operations and Chief Information Officer
Martin Sheerin*	Chief Financial Officer
Curt Smith*
Anthony Teta*
Leo Zerilli**
Vice Presidents
Lynda Abend*
John Addeo**
Mark Akerson*
Kevin Askew**
Zahir Bhanji***	CFO JH Insurance
Stephen J. Blewitt**
Alan M. Block**
Paul Boyne**
Jon Bourgault**	Senior Counsel
Ian B. Brodie**
Randall B. Brown*
Ted Bruntrager*	Chief Risk Officer
Grant Buchanan***
Daniel C. Budde**
Robert Burrow**
Jennifer Toone Campanella**
Rick A. Carlson*
Patricia Rosch Carrington**
Todd J. Cassler*
Ken K. Cha*
Diana Chan***	Treasury Operations
Brian Collins*
William E. Corson**
Kenneth D’Amato*
John J. Danello**
Robert Donahue*
Jeffrey Duckworth*
Carolyn Flanagan**
Lauren Marx Fleming**
Philip J. Fontana**
Scott Francolini*
Paul Gallagher**
Thomas C. Goggins**
Susan Ghalili*

Name and Principal Business Address	Position with Depositor
Jeffrey N. Given**
Howard C. Greene**
Christopher Griswold*
Erik Gustafson**
Richard Harris***	Appointed Actuary
Ellie Harrison*	US Human Resources
John Hatch*
Michael Hession*
John Hibbs*
Kevin Hill*
James C. Hoodlet*
Sesh Iyengar**
Daniel S. Janis III**
Mitchell Karman**	CCO & Counsel
Recep C. Kendircioglu**
Neal P. Kerins*
Hung Ko***	Treasury
Diane R. Landers**
Michael Landolfi**
Scott Lively**
Jeffrey H. Long**
Jennifer Lundmark*
Edward P. Macdonald**
Patrick MacDonnell**
Kevin McGuire*
Nathaniel I. Margolis**
Robert G. Maulden**
John B. Maynard**
Karen McCafferty**
Scott A. McFetridge**
Jonathan McGee**
Ann McNally*
Michael McNamara*
Steven E. Medina**
Maureen Milet**	CCO – Investments
Scott Morin*
Catherine Murphy*	Deputy Appointed Actuary
Jeffrey H. Nataupsky**
Scott Navin**
Sinead O’Connor*
Jeffrey Packard**
Gary M. Pelletier**
David Pemstein**
Charlie Philbrook*
Tracey Polsgrove*
Todd Renneker**
Charles A. Rizzo**
Robert William Rizzo*
Susan Roberts*
Keri Rogers**
Ian Roke**
Josephine M. Rollka*
Ronald J. Rovner*
Devon Russell*
Thomas Samoluk**
Emory W. Sanders*
Jeffrey R. Santerre**
Martin C. Schafer*

Name and Principal Business Address	Position with Depositor
Dolores (Dee Dee) Schreitmueller*
Christopher L. Sechler**
Thomas Shea**
Susan Simi**
Darren Smith**
Rob Stanley*
Paddy Subbaraman**
Wilfred Talbot*
Gary Tankersley*
Nathan Thooft**
Tony Todisco*
Brian E. Torrisi**
Len van Greuning*
Simonetta Vendittelli*	Controller
Peter de Vries*
Adam Wise**
R. Blake Witherington**
Sameh Youssef*
Ross Zilber*

*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.
Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports certain benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.
On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2019, appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2019

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Investment Management Holdings (Canada) Limited (Canada)
Manulife Investment Management Limited (Canada)
BIS Services (Bermuda) Limited (Bermuda)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)
Manulife Property Limited Partnership II (Ontario)
Manulife Investment Management (North America) Limited (Canada)
Manulife Investment Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership (Alberta)
PT Asuransi Jiwa Manulife Indonesia (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.) Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
Manulife Investment Management International Holdings Limited (Barbados)
Manulife Investment Management (Singapore) Pte. Ltd. (Singapore)
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Investment Management (Hong Kong) Limited (Hong Kong)
Manulife (Vietnam) Limited (Vietnam)
Manulife Holdings Berhad (Malaysia)
Manulife Investment Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Investment Fund Management (Vietnam) Company Limited (Vietnam)
Manulife Insurance Berhad (Malaysia)
Manulife Investment Management (M) Berhad (Malaysia)
Manulife (Cambodia) PLC (Cambodia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Variable Trust Advisers LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Investment Management (US) LLC (Delaware)
John Hancock Investment Management LLC (Delaware)
John Hancock Investment Management Distributors LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

[1] The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
[2] The remaining 0.1% equity of John Hancock Investment Management LLC is indirectly held by The Manufacturers Investment Corporation
[3] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[4] 99% limited partnership interest is held by The Manufacturers Life Insurance Company
[5] 99% limited partnership interest is held by Manulife Property Limited Partnership II
[6] Manulife Asset Management (Japan) Limited will change its name to Manulife Investment Management (Japan) Limited in April, 2020
[7] The reported jurisdiction represents the jurisdiction of incorporation

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 27. Number of Contract Owners.
As of July 31, 2020, there were 14,613 qualified contracts and 10,276 non-qualified contracts of the series offered hereby outstanding.
Item 28. Indemnification.
Article XIV of the Restated Articles of Redomestication of the Company provides as follows:
No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:
i) a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;
ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;
iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;
iv) a transaction from which the director derived an improper personal benefit; or
v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.
If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors, then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.
Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters.
(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.
Name of Investment Company	Capacity in Which Acting
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter
(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JHD LLC and the following comprise the Board of Managers and Officers of JHD LLC.
Name	Title
James C. Hoodlet*	Director
Gary Tankersley*	Director, President and Chief Executive Officer
Martin Sheerin*	Director
Christopher Walker***	Director, Vice President, Investments
Tracy Lannigan**	Secretary
Brian Collins**	Vice President, US Taxation
Jeffrey H. Long**	Chief Financial Officer and Financial Operations Principal
*Principal Business Office is 200 Berkeley Street, Boston, MA 02116
**Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
(c) None.
Item 30. Location of Accounts and Records.
All books and records are maintained at 200 Berkeley Street, Boston, MA 02116.
Item 31. Management Services.
None.
Item 32. Undertakings.
(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940
John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.
(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended
Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.
(c) Undertakings Pursuant to Item 32 of Form N-4
(1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 2nd day of September, 2020.
John Hancock Life Insurance Company (U.S.A.) Separate Account H (Registrant)
By:	John Hancock Life Insurance Company (U.S.A.) (Depositor)
By:	/s/ Marianne Harrison Marianne Harrison Chair and President
John Hancock Life Insurance Company (U.S.A.)
By:	/s/ Marianne Harrison Marianne Harrison Chair and President

SIGNATURES
As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 2nd day of September, 2020.
Signature	Title
/s/ Marianne Harrison Marianne Harrison	Chair and President (Principal Executive Officer)
/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer (Principal Financial Officer)
/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)
* Paul M. Connolly	Director
* James D. Gallagher	Director
* J. Stephanie Nam	Director
* Ken Ross	Director
* Rex Schlaybaugh, Jr.	Director
* Brooks Tingle	Director
* John G. Vrysen	Director
* Linda A. Davis Watters	Director
* Henry H. Wong	Director
*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	AVP and Assistant Chief Counsel

EXHIBIT INDEX
Item No.	Description
24(b)(10)	Consent of Independent Registered Public Accounting Firm